Concentration of Credit Risks (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FDIC insured amount	$ 250,000		$ 250,000	$ 250,000
Cash and cash equivalents in excess of FDIC			619,517
IMAC Regeneration Center of St. Louis, LLC [Member]
FDIC insured amount		$ 250,000	250,000
Cash and cash equivalents in excess of FDIC